Earnings per Share (Tables)	12 Months Ended
Dec. 31, 2024
Net Earnings per Class A common share
Earnings/(Loss) per Share (Table)

Numerator:	December 31, 2024	December 31, 2023	December 31, 2022
Net income available to common shareholders:
Class A, basic and diluted	$344,092	$294,964	$283,389

Denominator:
Class A Common shares
Basic weighted average number of common shares outstanding	35,316,495	35,405,458	36,603,134
Plus weighted average number of RSUs with service conditions	261,461	523,464	601,211
Common share and common share equivalents, dilutive	35,577,956	35,928,922	37,204,345

Basic earnings per share:
Class A	9.74	8.33	7.74

Diluted earnings per share:
Class A	9.67	8.21	7.62